Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets	$ 10.3	[1]	$ 14.3	[1]
Liabilities	(18.8)	[1]	(18.5)	[1]
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets	1.9		4.4
Liabilities	(10.4)		(8.6)
Available-for-sale securities	20.0		19.5
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets	1.9		4.4
Liabilities	(10.4)		(8.6)
Available-for-sale securities	$ 20.0		$ 19.5

[1]	Consolidated balance sheet location: Asset: Other non-current assets Liability: Other non-current liabilities